Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 27,054	$ 25,236
Less accumulated depreciation and amortization	(12,784)	(8,910)
Property, plant and equipment, net	14,270	16,326
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	2,525	2,549
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	11,011	8,075
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	206	206
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 13,312	$ 14,406